Other Income	6 Months Ended
Jun. 30, 2020
Other Nonoperating Income [Abstract]
Other Nonoperating Income and Expense [Text Block]
Other Income
The components of other income are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Foreign exchange (loss) gain	(87)	595	1,048	182
Other income	1,027	19	1,035	67
Total	940	614	2,083	249